EXHIBIT 99.9

Clayton Conditions Report 2.0

Client Name:	Verus
Client Project Name:	Verus 2021-R2
Start - End Dates:	8/2017 - 8/2017
Deal Loan Count:	1

Conditions Report

Loans in Report:	1
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	DBRS/Morningstar Initial Overall Loan Grade	DBRS/Morningstar Final Overall Loan Grade	DBRS/Morningstar Initial Credit Loan Grade	DBRS/Morningstar Final Credit Loan Grade	DBRS/Morningstar Initial Property Valuations Loan Grade	DBRS/Morningstar Final Property Valuations Loan Grade	DBRS/Morningstar Initial Securitization Compliance Loan Grade	DBRS/Morningstar Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
701078	xxxxxx	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	B	B	D	B	D	B	A	A	B	B	Compliance	State Rate Spread	Waived	B	B	B	B	CMPSRS2051	CA Higher-Priced Loan	No	Test APR is 6.931%, Benchmark rate is 3.450% a variance of 3.481%. Maximum variance allowed is 1.5000%.	8/29/2017- Client requested waiver of exception.	8/29/2017- Waiver acknowledged.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median score of 664 is 24 points above the required score of 640.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 72.90% is 7.1% lower than the maximum LTV of 80%.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Positive mortgage history for 82 months with 0x30.

701078	xxxxxx	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	B	B	D	B	D	B	A	A	B	B	Credit	Income/Employment	Waived	D	B	D	B	CRDINC3204	Income Documentation Missing	No	Provide 2 years signed Schedule E for rental income required by guidelines for full doc loans.	8/29/2017- Lender responded that per page 50 of guidelines for the Alt Doc program, only required documentation to support rental income is complete Schedule of Real Estate owned and current rental / lease agreements. Exception remains. The Alt Doc program is used to qualify borrowers using 24 months bank statement. Income documents that were used to qualify subject borrower was social security and pension which is under the Full Doc program. Borrower was not qualified with 24 months of bank statements.8.26.20 - Client indicated no more documentation would be provided. Graded non-material as we have the lease agreements to support rents and 80% of lease amount used. Client has accepted non material credit exception.	8.26.20 - Clayton final grade B.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median score of 664 is 24 points above the required score of 640.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 72.90% is 7.1% lower than the maximum LTV of 80%.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Positive mortgage history for 82 months with 0x30.

701078	xxxxxx	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	B	D	B	A	A	B	B	D	B	D	B	A	A	B	B	Property Valuations	Appraisal	Satisfied	A	A	A	A	PRVAAPPR3116	Missing updated valuation	No	Provide a desk review.	08/17/2017 - CDA dated xxxxxx received with value of xxxxxx and supports the origination appraised value of $xxxxxx	08/17/2017 - Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Median score of 664 is 24 points above the required score of 640.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 72.90% is 7.1% lower than the maximum LTV of 80%.

CFCFS1739: Postive mortgage payment history
- Clayton Comments:  Positive mortgage history for 82 months with 0x30.